Operating Segment and Revenue Information - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 4,263,762	¥ 4,027,478	¥ 3,569,006
Revenue that was included in contract liability balance at beginning of period	5,526	49,319	30,022
Revenue from performance obligations satisfied or partially satisfied in previous periods	80,794	79,251	49,220
AmerisourceBergen Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	579,065	575,294	504,487
McKesson Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	578,767	540,356	¥ 406,709
Cardinal Health Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 436,951	¥ 424,527